Derivative Instruments (Offsetting Derivative Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 15,449,515		$ 15,642,452
Gross amounts offset in the Statement of Financial Condition	(7,607,256)		(7,196,976)
Derivative Assets, Total	7,842,259		8,445,476
Financial Instruments
Collateral Received	(7,842,259)	[1],[2]	(8,445,476)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%		100.00%
Counterparty A [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	2,316,473		682,992
Financial Instruments
Collateral Received	(2,316,473)	[1],[2]	(682,992)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty B [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total			3,008,467
Financial Instruments
Collateral Received			(3,008,467)	[1],[2]
Net Amount				[5],[6]
Counterparty C [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	3,611,648
Financial Instruments
Collateral Received	(3,611,648)	[1],[2]
Net Amount		[3],[4]
Counterparty D [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	1,316,890		1,038,063
Financial Instruments
Collateral Received	(1,316,890)	[1],[2]	(1,038,063)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty E [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total			420,802
Financial Instruments
Collateral Received			(420,802)	[1],[2]
Net Amount				[5],[6]
Counterparty F [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	379,418		3,065,698
Financial Instruments
Collateral Received	(379,418)	[1],[2]	(3,065,698)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty G [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	217,830		229,454
Financial Instruments
Collateral Received	(217,830)	[1],[2]	(229,454)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	13,887,116		10,572,394
Gross amounts offset in the Statement of Financial Condition	(6,642,105)		(5,422,070)
Derivative Assets, Total	7,245,011		5,150,324
Futures Contracts [Member] | Counterparty A [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,555,891		1,550,563
Gross amounts offset in the Statement of Financial Condition	(1,239,418)		(867,571)
Derivative Assets, Total	2,316,473		682,992
Futures Contracts [Member] | Counterparty B [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			6,033,303
Gross amounts offset in the Statement of Financial Condition			(3,024,836)
Derivative Assets, Total			3,008,467
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	6,832,140
Gross amounts offset in the Statement of Financial Condition	(3,220,492)
Derivative Assets, Total	3,611,648
Futures Contracts [Member] | Counterparty D [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,499,085		1,646,682
Gross amounts offset in the Statement of Financial Condition	(2,182,195)		(608,619)
Derivative Assets, Total	1,316,890		1,038,063
Futures Contracts [Member] | Counterparty E [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			1,341,846
Gross amounts offset in the Statement of Financial Condition			(921,044)
Derivative Assets, Total			420,802
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,562,399		5,070,058
Gross amounts offset in the Statement of Financial Condition	(965,151)		(1,774,906)
Derivative Assets, Total	597,248		3,295,152
Forward Currency Contracts [Member] | Counterparty F [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,074,713		4,720,102
Gross amounts offset in the Statement of Financial Condition	(695,295)		(1,654,404)
Derivative Assets, Total	379,418		3,065,698
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	487,686		349,956
Gross amounts offset in the Statement of Financial Condition	(269,856)		(120,502)
Derivative Assets, Total	$ 217,830		$ 229,454

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.Collateral pledged includes both cash and U.S. Treasury notes held at each respective broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.
[4]	Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2013.
[5]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2012.
[6]	Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2012.